Finance Receivables And Loans, Net (Allowance For Credit Losses On Financing Receivables) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance, Beginning Balance	$ 977	$ 1,208
Allowance for Loan and Lease Losses, Write-offs	(892)	(776)
Allowance for Loan and Lease Loss, Recovery of Bad Debts	283	239
Allowance for Loan and Lease Losses Write-offs, Net	(609)	(537)
Provision for Loan and Lease Losses	707	457
Allowance for Loan and Lease Losses, Adjustments, Net	(21)	(151)
Loans and Leases Receivable, Allowance, Ending Balance	1,054	977
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for loan losses, Individually evaluated for impairment	86	106
Allowance for loan losses, Collectively evaluated for impairment	968	871
Loans and Leases Receivable, Gross, Excluding Fair Value Option Election	111,600	99,947
Finance receivables and loans, net	111,600	99,948
Financing Receivable, Individually Evaluated for Impairment	658	700
Financing receivable, Collectively evaluated for impairment	110,942	99,246
Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Financing Receivable, Allowance for Credit Losses	0	0
Finance receivables and loans, net	0	1
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance, Beginning Balance	685	673
Allowance for Loan and Lease Losses, Write-offs	(840)	(720)
Allowance for Loan and Lease Loss, Recovery of Bad Debts	262	219
Allowance for Loan and Lease Losses Write-offs, Net	(578)	(501)
Provision for Loan and Lease Losses	739	540
Allowance for Loan and Lease Losses, Adjustments, Net	(12)	(27)
Loans and Leases Receivable, Allowance, Ending Balance	834	685
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for loan losses, Individually evaluated for impairment	22	23
Allowance for loan losses, Collectively evaluated for impairment	812	662
Loans and Leases Receivable, Gross, Excluding Fair Value Option Election	64,292	56,570
Finance receivables and loans, net	64,292	56,570
Financing Receivable, Individually Evaluated for Impairment	315	282
Financing receivable, Collectively evaluated for impairment	63,977	56,287
Consumer Portfolio Segment [Member] | Automobile Loan [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Financing Receivable, Allowance for Credit Losses	0	0
Finance receivables and loans, net	0	1
Consumer Portfolio Segment [Member] | Mortgage Finance [Member]
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Loans and Leases Receivable, Gross, Excluding Fair Value Option Election	6,413	3,504
Finance receivables and loans, net	6,413	3,504
Consumer Portfolio Segment [Member] | Mortgage - Legacy [Member]
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Loans and Leases Receivable, Gross, Excluding Fair Value Option Election	3,360	3,969
Finance receivables and loans, net	3,360	3,970
Consumer Portfolio Segment [Member] | Residential Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance, Beginning Balance	152	389
Allowance for Loan and Lease Losses, Write-offs	(48)	(51)
Allowance for Loan and Lease Loss, Recovery of Bad Debts	17	8
Allowance for Loan and Lease Losses Write-offs, Net	(31)	(43)
Provision for Loan and Lease Losses	1	(69)
Allowance for Loan and Lease Losses, Adjustments, Net	(8)	(125)
Loans and Leases Receivable, Allowance, Ending Balance	114	152
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for loan losses, Individually evaluated for impairment	44	62
Allowance for loan losses, Collectively evaluated for impairment	70	90
Loans and Leases Receivable, Gross, Excluding Fair Value Option Election	9,773	7,473
Finance receivables and loans, net	9,773	7,474
Financing Receivable, Individually Evaluated for Impairment	266	336
Financing receivable, Collectively evaluated for impairment	9,507	7,137
Consumer Portfolio Segment [Member] | Residential Mortgage [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Financing Receivable, Allowance for Credit Losses	0	0
Finance receivables and loans, net	0	0
Commercial Portfolio Segment [Member] | Commercial Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans and Leases Receivable, Allowance, Beginning Balance	140	146
Allowance for Loan and Lease Losses, Write-offs	(4)	(5)
Allowance for Loan and Lease Loss, Recovery of Bad Debts	4	12
Allowance for Loan and Lease Losses Write-offs, Net	0	7
Provision for Loan and Lease Losses	(33)	(14)
Allowance for Loan and Lease Losses, Adjustments, Net	(1)	1
Loans and Leases Receivable, Allowance, Ending Balance	106	140
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Allowance for loan losses, Individually evaluated for impairment	20	21
Allowance for loan losses, Collectively evaluated for impairment	86	119
Loans and Leases Receivable, Gross, Excluding Fair Value Option Election	37,535	35,904
Finance receivables and loans, net	37,535	35,904
Financing Receivable, Individually Evaluated for Impairment	77	82
Financing receivable, Collectively evaluated for impairment	37,458	35,822
Commercial Portfolio Segment [Member] | Commercial Loan [Member] | Receivables Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Financing Receivable, Allowance for Credit Losses	0	0
Finance receivables and loans, net	$ 0	$ 0